VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity.
In the normal course of business, the Company consolidates VIEs in which it has a variable interest and for which it is considered to be the primary beneficiary. VIEs in which the Company has a variable interest but is not the primary beneficiary are considered non-consolidated VIEs and are accounted for as equity investments.
Consolidated VIEs
The Company's consolidated VIEs consist of legal entities where the Company is the primary beneficiary. As the primary beneficiary, the Company has the power, through voting or similar rights, to direct the activities of the VIE that most significantly impact economic performance including purchasing or selling significant assets; maintenance and operations of assets; incurring additional indebtedness; or determining the strategic operating direction of the entity. In addition, the Company has the obligation to absorb losses or the right to receive benefits from the consolidated VIE that could potentially be significant to the VIE.
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2020	2019

ASSETS
Current Assets
Cash and cash equivalents	254	106
Accounts receivable	61	88
Inventories	26	27
Other	11	8
	352	229
Plant, Property and Equipment	3,325	3,050
Equity Investments	714	785
Goodwill	424	431
Other Long-Term Assets	8	—
	4,823	4,495
LIABILITIES
Current Liabilities
Accounts payable and other	109	70
Redeemable non-controlling interest	633	—
Accrued interest	21	21
Current portion of long-term debt	579	187
	1,342	278
Regulatory Liabilities	60	45
Other Long-Term Liabilities	11	9
Deferred Income Tax Liabilities	12	9
Long-Term Debt	2,468	2,694
	3,893	3,035
Certain consolidated VIEs have a redeemable non-controlling interest that ranks above the Company's equity interest. Refer to Note 20, Redeemable non-controlling interest and non-controlling interests and Note 30, Subsequent events, for additional information.
Non-Consolidated VIEs
The Company’s non-consolidated VIEs consist of legal entities where the Company is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance of these VIEs or where this power is shared with third parties. The Company contributes capital to these VIEs and receives ownership interests that provide it with residual claims on assets after liabilities are paid.
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2020	2019

Balance sheet
Equity investments
Bruce Power	3,306	3,256
Pipeline equity investments and other[1]	1,371	1,464
Off-balance sheet[2]
Bruce Power	1,183	1,521
Pipeline equity investments	1,506	425
Maximum exposure to loss	7,366	6,666
1    Includes equity investment in Portlands Energy Centre classified as Assets held for sale as at December 31, 2019 and sold on April 29, 2020. Refer to Note 27, Acquisitions and dispositions, for additional information.
2    Includes maximum potential exposure to guarantees plus future expected and contingent funding commitments.